RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Cash Flows Restatement (Details)	6 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (55,771,393)
Change in fair value of warrant liabilities	55,125,000
Non-cash investing and financing activities:
Initial measurement of warrants issued in connection with initial public offering accounted for as liabilities	44,156,250
As Previously Reported
Cash Flows from Operating Activities:
Net loss	(646,393)
Change in fair value of warrant liabilities	0
Non-cash investing and financing activities:
Initial measurement of warrants issued in connection with initial public offering accounted for as liabilities	0
Adjustment
Cash Flows from Operating Activities:
Net loss	(55,125,000)
Change in fair value of warrant liabilities	55,125,000
Non-cash investing and financing activities:
Initial measurement of warrants issued in connection with initial public offering accounted for as liabilities	$ 44,156,250